Restructuring and Other Costs (Tables)	12 Months Ended
Sep. 30, 2018
Restructuring And Other Costs [Abstract]
Schedule of Restructuring and Other Costs

The following table summarizes our Restructuring and other costs for fiscal 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Restructuring	$39.5	$113.4	$294.9
Other	65.9	83.3	71.5
Restructuring and Other Costs	$105.4	$196.7	$366.4

Schedule of Restructuring Charges Related to Active Restructuring Initiatives	The following table presents a summary of restructuring charges related to active restructuring initiatives that we incurred during the last three fiscal years, the cumulative recorded amount since we started the initiative, and our estimate of the total we expect to incur (in millions):
	2018	2017	2016	Cumulative	Total Expected
Corrugated Packaging
Net property, plant and equipment costs	$2.8	$1.4	$184.5	$211.5	$211.5
Severance and other employee costs	1.6	3.3	17.4	42.2	42.8
Equipment and inventory relocation costs	3.1	1.9	0.3	7.1	7.1
Facility carrying costs	3.2	5.4	18.9	36.7	37.9
Other costs	(0.1)	(1.2)	9.1	19.1	19.1
Restructuring total	$10.6	$10.8	$230.2	$316.6	$318.4
Consumer Packaging
Net property, plant and equipment costs	$6.9	$28.3	$3.8	$41.6	$41.6
Severance and other employee costs	7.2	26.4	4.6	41.0	41.2
Equipment and inventory relocation costs	2.7	2.8	1.1	7.4	7.9
Facility carrying costs	1.0	0.7	0.5	3.4	4.0
Other costs (1)	2.2	20.2	—	22.9	22.9
Restructuring total	$20.0	$78.4	$10.0	$116.3	$117.6
Land and Development
Net property, plant and equipment costs	$—	$1.8	$—	$1.8	$1.8
Severance and other employee costs	0.3	2.8	10.6	13.7	13.7
Other costs	3.0	$—	$—	3.0	3.0
Restructuring total	$3.3	$4.6	$10.6	$18.5	$18.5
Corporate
Net property, plant and equipment costs	$—	$0.1	$1.2	$1.4	$1.4
Severance and other employee costs	0.8	14.8	36.9	100.6	100.6
Other costs	4.8	4.7	6.0	15.5	15.5
Restructuring total	$5.6	$19.6	$44.1	$117.5	$117.5
Total
Net property, plant and equipment costs	$9.7	$31.6	$189.5	$256.3	$256.3
Severance and other employee costs	9.9	47.3	69.5	197.5	198.3
Equipment and inventory relocation costs	5.8	4.7	1.4	14.5	15.0
Facility carrying costs	4.2	6.1	19.4	40.1	41.9
Other costs	9.9	23.7	15.1	60.5	60.5
Restructuring total	$39.5	$113.4	$294.9	$568.9	$572.0

(1)	Includes a $17.6 million impairment of a customer relationship intangible in fiscal 2017 related to an exited product line.

Schedule of Acquisition, Divestiture and Integration Costs

The following table presents our acquisition, divestiture and integration costs that we incurred during the last three fiscal years (in millions):

	2018	2017	2016
Acquisition costs	$38.2	$27.1	$8.9
Integration costs	27.4	46.4	62.1
Divestiture costs	0.3	9.8	0.5
Other total	$65.9	$83.3	$71.5

Schedule of Changes in Restructuring Accrual and Reconciliation of Accrual Charges

 The following table summarizes the changes in the restructuring accrual, which are primarily composed of lease commitments, accrued severance and other employee costs, and a reconciliation of the restructuring accrual charges to the line item “Restructuring and other costs” on our consolidated statements of operations for the last three fiscal years (in millions):

	2018	2017	2016
Accrual at beginning of fiscal year	$47.4	$44.8	$21.4
Accruals acquired in acquisition	—	3.5	—
Additional accruals	16.5	63.2	75.3
Payments	(29.8)	(53.3)	(51.9)
Adjustment to accruals	(1.0)	(10.8)	—
Foreign currency rate changes	(1.5)	—	—
Accrual at end of fiscal year	$31.6	$47.4	$44.8

Reconciliation of accruals and charges to restructuring and other costs (in millions):

	2018	2017	2016
Additional accruals and adjustments to accruals (see table above)	$15.5	$52.4	$75.3
Acquisition costs	38.2	27.1	8.9
Integration costs	22.0	41.2	59.8
Divestiture costs	0.3	9.8	0.5
Net property, plant and equipment	9.7	31.6	189.5
Severance and other employee costs	1.3	3.8	11.5
Equipment and inventory relocation costs	5.8	4.7	1.4
Facility carrying costs	4.2	6.1	19.5
Other costs	8.4	20.0	—
Total restructuring and other costs, net	$105.4	$196.7	$366.4